COMMITMENTS AND CONTINGENCIES (Legal Matters) (Narrative) (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($) MW	Dec. 31, 2015 CNY (¥) MW
Legal matters [Line Items]
Amount of remainder of the refundable deposit retained	$ 5.8	¥ 36.5
Capacity under dispute with joint venture partner			88	88
Jiangsu Shuangliang against Sichuan ReneSola [Member]
Legal matters [Line Items]
Damages sought			$ 5.2	¥ 31.6
Sichuan ReneSola against Jiangsu Shuangliang [Member]
Legal matters [Line Items]
Damages sought			9.2	55.7
Penalty sought			$ 1.1	¥ 6.7